Interest and Inflation Income (Details) - Schedule of Income from Interest - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	$ 40,099,872	$ 39,593,457
Financial asset at fair value through other comprehensive income	2,687,485	4,536,025	$ 5,880,733
Hedging accounting	2,535,775	3,046,607
Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	3,070,014	2,904,898	2,140,545
Financial asset at fair value through other comprehensive income	147,188	420,890	271,731
TOTAL	3,620,583	3,872,573	2,850,175
Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	1,090,386	1,134,720	2,847,732
Financial asset at fair value through other comprehensive income	14,898	15,393	44,747
TOTAL	474,234	531,418	1,236,481
Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	4,160,400	4,039,618	4,988,277
Financial asset at fair value through other comprehensive income	162,086	436,283	316,478
TOTAL	4,094,817	4,403,991	4,086,656
Resale agreements | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	4,492	70	1,063
Resale agreements | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	0	0	0
Resale agreements | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	4,492	70	1,063
Debt financial instruments | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	229,678	120,363	62,876
Financial asset at fair value through other comprehensive income	143,059	413,690	270,026
Debt financial instruments | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	74,405	78,200	195,082
Financial asset at fair value through other comprehensive income	14,212	14,851	43,104
Debt financial instruments | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	304,083	198,563	257,958
Financial asset at fair value through other comprehensive income	157,271	428,541	313,130
Interbank loans | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	909	579	925
Interbank loans | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	0		0
Interbank loans | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	909	579	925
Commercial loans | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	1,253,980	1,287,677	954,978
Commercial loans | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	268,740	291,578	825,146
Commercial loans | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	1,522,720	1,579,255	1,780,124
Mortgage loans | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	600,978	527,305	412,741
Mortgage loans | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	742,184	759,963	1,818,172
Mortgage loans | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	1,343,162	1,287,268	2,230,913
Consumer loans | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	837,173	786,879	629,770
Consumer loans | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	185	240	1,090
Consumer loans | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	837,358	787,119	630,860
Other interest income | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	142,804	182,025	78,192
Other interest income | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	4,872	4,739	8,242
Other interest income | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	147,676	186,764	86,434
Other financial instruments | Interest
Schedule of Income from Interest [Line Items]
Financial asset at fair value through other comprehensive income	4,129	7,200	1,705
Other financial instruments | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial asset at fair value through other comprehensive income	686	542	1,643
Other financial instruments | Total
Schedule of Income from Interest [Line Items]
Financial asset at fair value through other comprehensive income	4,815	7,742	3,348
Hedging accounting | Interest
Schedule of Income from Interest [Line Items]
Hedging accounting	403,381	546,785	437,899
Hedging accounting | Inflation adjustments
Schedule of Income from Interest [Line Items]
Hedging accounting	(631,050)	(618,695)	(1,655,998)
Hedging accounting | Total
Schedule of Income from Interest [Line Items]
Hedging accounting	$ (227,669)	$ (71,910)	$ (1,218,099)